COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The company is subject to various claims and contingencies related to, among other things, workers’ compensation, general liability (including product liability), automobile claims, health care claims, environmental matters and lawsuits. The company is also subject to various claims and contingencies related to income taxes, which are covered in Note 11. The company also has contractual obligations including lease commitments, which are covered in Note 12.

The company records liabilities where a contingent loss is probable and can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred.

Insurance: In the U.S. the company has high deductible insurance policies for casualty and property losses, subject to per occurrence and liability limitation. Globally, the company has high deductible insurance policies for property losses. The company is insured for losses in excess of these deductibles, subject to policy terms and conditions and has recorded both a liability and an offsetting receivable for amounts in excess of these deductibles. The company is self-insured for health care claims for eligible participating employees, subject to certain deductibles and limitations. The company determines its liabilities for claims on an actuarial basis.

Environmental matters: The company is currently participating in environmental assessments and remediation at 37 locations and environmental liabilities have been accrued reflecting management’s best estimate of future costs. Potential insurance reimbursements are not anticipated in the company’s accruals for environmental liabilities.

Litigation: The company and certain subsidiaries are party to various lawsuits, claims and environmental actions that have arisen in the ordinary course of business. These include from time to time antitrust, commercial, patent infringement, product liability and wage hour lawsuits, as well as possible obligations to investigate and mitigate the effects on the environment of the disposal or release of certain chemical substances at various sites, such as Superfund sites and other operating or closed facilities. The company has established accruals for certain lawsuits, claims and environmental matters. The company currently believes that there is not a reasonably possible risk of material loss in excess of the amounts accrued related to these legal matters. Because litigation is inherently uncertain, and unfavorable rulings or developments could occur, there can be no certainty that the company may not ultimately incur charges in excess of presently recorded liabilities. A future adverse ruling, settlement or unfavorable development could result in future charges that could have a material adverse effect on the company’s results of operations or cash flows in the period in which they are recorded. The company currently believes that such future charges related to suits and legal claims, if any, would not have a material adverse effect on the company’s consolidated financial position.

Matters Related to Wage Hour Claims

The company is a defendant in seven wage hour lawsuits claiming violations of the Fair Labor Standards Act (“FLSA”) or a similar state law. Of the seven suits, two have been certified for class action status, three seek class certification and the remaining two have reached tentative settlements. Doug Ladore v. Ecolab Inc., et al., United States District Court for the Central District of California, case no. CV 11-9386 GAF (FMOx), is a putative wage hour class action brought on behalf of California Pest Elimination employees. The case has been certified for class treatment, and on January 22, 2013, the plaintiffs’ motion for summary judgment was granted and the court found that the class of employees was entitled to overtime pay. On February 22, 2013, pursuant to court ordered mediation, the company reached a preliminary settlement with the plaintiffs, which remains subject to court approval. The company has established an accrual for the settlement amount, which is not material to its operations or financial position. A second suit, a California state action, has been certified for class treatment of California Institutional employees. Three of the other wage hour suits seek certification of a state class of certain Institutional or Pest Elimination division associates with two of those matters also seeking nationwide certification of alleged FLSA violations in Pest Elimination and Institutional. One suit also seeks certification of a purported class of terminated California employees of any business for alleged violation of statutory obligations regarding payment of accrued vacation upon termination. Tentative settlements have been reached in the remaining two matters, one involving a national class of certain independent contractors in the company’s U.S. Other Services segment, and the other a California class of technicians in the company’s Equipment Care subsidiary (formerly GCS). These cases have been class certified for settlement purposes only. The settlement amounts are not material to the company’s operations or financial position.

Matters Related To Deepwater Horizon Incident Response

On April 22, 2010, the deepwater drilling platform, the Deepwater Horizon, operated by a subsidiary of BP plc, sank in the Gulf of Mexico after a catastrophic explosion and fire that began on April 20, 2010. A massive oil spill resulted. Approximately one week following the incident, subsidiaries of BP plc, under the authorization of the responding federal agencies, formally requested Nalco Company, now an indirect subsidiary of Ecolab, to supply large quantities of COREXIT® 9500, a Nalco oil dispersant product listed on the U.S. EPA National Contingency Plan Product Schedule. Nalco Company responded immediately by providing available COREXIT and increasing production to supply the product to BP’s subsidiaries for use, as authorized and directed by agencies of the federal government throughout the incident. Prior to the incident, Nalco and its subsidiaries had not provided products or services or otherwise had any involvement with the Deepwater Horizon platform. On July 15, 2010, BP announced that it had capped the leaking well, and the application of dispersants by the responding parties ceased shortly thereafter.

On May 1, 2010, the President appointed retired U.S. Coast Guard Commandant Admiral Thad Allen to serve as the National Incident Commander in charge of the coordination of the response to the incident at the national level. The EPA directed numerous tests of all the dispersants on the National Contingency Plan Product Schedule, including those provided by Nalco Company, “to ensure decisions about ongoing dispersant use in the Gulf of Mexico are grounded in the best available science.” Nalco Company cooperated with this testing process and continued to supply COREXIT, as requested by BP and government authorities. After review and testing of a number of dispersants, on June 30, 2010, and on August 2, 2010, the EPA released toxicity data for eight oil dispersants.

The use of dispersants by the responding parties was one tool used by the government and BP to avoid and reduce damage to the Gulf area from the spill. Since the spill occurred, the EPA and other federal agencies have closely monitored conditions in areas where dispersant has been applied. Nalco Company has encouraged ongoing monitoring and review of COREXIT and other dispersants and has cooperated fully with the governmental review and approval process. However, in connection with its provision of COREXIT, Nalco Company has been named in several lawsuits as described below.

Putative Class Action Litigation

In June, July and August 2010, in April 2011 and in April 2012, Nalco Company was named, along with other unaffiliated defendants, in nine putative class action complaints filed in either the United States District Court for the Eastern District of Louisiana (Parker, et al. v. Nalco Company, et al., Civil Action No. 2:10-cv-01749-CJB-SS; Harris, et al. v. BP, plc, et al., Civil Action No. 2:10-cv-02078-CJB-SS; Irelan v. BP Products, Inc., et al., Civil Action No. 11-cv-00881; Adams v. Louisiana, et al., Civil Action No. 11-cv-01051; Elrod, et al. v. BP Exploration & Production Inc., et al., 12-cv-00981), the United States District Court for the Southern District of Alabama, Southern Division (Lavigne, et al. v. BP PLC, et al., Civil Action No. 1:10-cv-00222-KD-C; Wright, et al. v. BP, plc, et al., Civil Action No. 1:10-cv-00397-B) or the United States District Court for the Northern District of Florida, Pensacola Division (Walsh, et al. v. BP, PLC, et al., Civil Action No. 3:10-cv-00143- RV-MD; Petitjean, et al. v. BP, plc, et al., Case No. 3:10-cv-00316-RS-EMT) on behalf of various potential classes of persons who live and work in or derive income from the Coastal Zone. The Parker, Lavigne and Walsh cases have since been voluntarily dismissed. Each of the remaining actions contains substantially similar allegations, generally alleging, among other things, negligence relating to the use of our COREXIT dispersant in connection with the Deepwater Horizon oil spill. The plaintiffs in each of these putative class action lawsuits are generally seeking awards of unspecified compensatory and punitive damages, and attorneys’ fees and costs.

Other Related Federal Claims

In July, August, September, October and December 2010, Nalco Company was also named, along with other unaffiliated defendants, in eight complaints filed by individuals in either the United States District Court for the Eastern District of Louisiana (Ezell v. BP, plc, et al., Case No. 2:10-cv-01920-KDE-JCW), the United States District Court for the Southern District of Alabama, Southern Division (Monroe v. BP, plc, et al., Case No. 1:10-cv-00472-M; Hill v. BP, plc, et al., Civil Action No. 1:10-cv-00471-CG-N; Hudley v. BP, plc, et al., Civil Action No. 10-cv-00532-N), the United States District Court for the Northern District of Florida, Tallahassee Division (Capt Ander, Inc. v. BP, plc, et al., Case No. 4:10-cv-00364-RH-WCS), the United States District Court for the Southern District of Mississippi, Southern Division (Trehern v. BP, plc, et al., Case No. 1:10-cv-00432-HSO-JMR) or the United States District Court for the Southern District of Texas (Chatman v. BP Exploration & Production, Civil Action No. 10-cv-04329; Brooks v. Tidewater Marine LLC, et al., Civil Action No. 11-cv-00049).

In April 2011, Nalco Company was also named in Best v. British Petroleum plc, et al., Civil Action No. 11-cv-00772 (E.D. La.); Black v. BP Exploration & Production, Inc., et al. Civil Action No. 2:11-cv-867, (E.D. La.); Pearson v. BP Exploration & Production, Inc., Civil Action No. 2:11-cv-863, (E.D. La.); Alexander, et al. v. BP Exploration & Production, et al., Civil Action No. 11-cv-00951 (E.D. La.); and Coco v. BP Products North America, Inc., et al. (E.D. La.)

In October 2011, Nalco Company was also named in Toups, et al. v Nalco Company, et al., No. 59-121 (25th Judicial District Court, Parish of Plaquemines, Louisiana). In November 2011, Toups was removed to the United States District Court for the Eastern District of Louisiana. In April 2012, Nalco Company was named in Esponge v. BP, P.L.C., et al., Case No. 0166367 (32nd Judicial District Court, Parish of Terrebonne, Louisiana); and Hogan v. British Petroleum Exploration & Production, Inc., et al., Case No. 2012-22995 (District Court, Harris County, Texas). In April 2012, Esponge was removed to the United States District Court for the Eastern District of Louisiana. In May 2012, Hogan was removed to the United States District Court for the Southern District of Texas. In June 2012, the Judicial Panel for Multidistrict Litigation transferred Hogan to the United States District Court for the Eastern District of Louisiana.

The complaint in Esponge generally alleges, among other things, that oil and dispersants have caused and will continue to cause plaintiffs to lose revenue and/or earning capacity. The remaining complaints generally allege, among other things, negligence and injury resulting from the use of COREXIT dispersant in connection with the Deepwater Horizon oil spill. The complaints seek unspecified compensatory and punitive damages, and attorneys’ fees and costs. The Chatman case was voluntarily dismissed.

In January 2012, Nalco Company was named, along with other unaffiliated defendants, in Top Water Charters, LLC v. BP, P.L.C., et al., No. 0165708 (32nd Judicial District Court, Parish of Terrebonne, Louisiana). The complaint generally alleges, among other things, negligence and gross negligence relating to the Deepwater Horizon oil spill and use of chemical dispersants. The plaintiffs allege that the oil and dispersants have harmed their fishing charter businesses and seek unspecified compensatory damages, punitive damages and attorneys’ fees and costs. In February 2012, Top Water Charters was removed to the United States District Court for the Eastern District of Louisiana.

In August and September 2012, Nalco Company was named, along with other unaffiliated defendants, in Doom v. BP Exploration & Production, et al., Case No. 12-cv-2048 (E.D. La.) and Kolian v. BP Exploration & Production, et al., Case No. 12-cv-2338 (E.D. La.). The complaints generally allege, among other things, negligence and strict liability relating to the Deepwater Horizon oil spill and use of chemical dispersants. The complaints seek unspecified compensatory and punitive damages.

All of the above-referenced cases pending against Nalco Company have been administratively transferred for pre-trial purposes to a judge in the United States District Court for the Eastern District of Louisiana with other related cases under In Re: Oil Spill by the Oil Rig “Deepwater Horizon” in the Gulf of Mexico, on April 20, 2010, Civil Action No. 10-md-02179 (E.D. La.) (“MDL 2179”). Pursuant to orders issued by Judge Barbier in MDL 2179, the claims have been consolidated in several master complaints, including one naming Nalco Company and others who responded to the Gulf Oil Spill (known as the “B3 Bundle”). Plaintiffs are required by Judge Barbier to prepare a list designating previously-filed lawsuits that assert claims within the B3 Bundle regardless of whether the lawsuit named each defendant named in the B3 Bundle master complaint. Nalco Company has received a draft list from the plaintiffs’ steering committee. The draft list identifies fifteen cases in the B3 Bundle, some of which are putative class actions. Six cases previously filed against Nalco Company are not included in the B3 Bundle.

Pursuant to orders issued by Judge Barbier in MDL 2179, claimants wishing to assert causes of action subject to one or more of the master complaints were permitted to do so by filing a short-form joinder. A short-form joinder is deemed to be an intervention into one or more of the master complaints in MDL 2179. The deadline for filing short form joinders was April 20, 2011. Of the individuals who have filed short form joinders that intervene in the B3 Bundle, Nalco Company has no reason to believe that these individuals are different from those covered by the putative class actions described above. These plaintiffs who have intervened in the B3 Bundle seek to recover damages for alleged personal injuries, medical monitoring and/or property damage related to the oil spill clean-up efforts.

On May 18, 2012, Nalco filed a motion for summary judgment against the claims in the “B3” Master Complaint, on the grounds that: (i) Plaintiffs’ claims are preempted by the comprehensive oil spill response scheme set forth in the Clean Water Act and National Contingency Plan; and (ii) Nalco is entitled to derivative immunity from suit. On November 28, 2012, the Court granted Nalco’s motion and dismissed with prejudice the claims in the “B3” Master Complaint asserted against Nalco. The Court held that such claims were preempted by the Clean Water Act and National Contingency Plan. Because claims in the “B3” Master Complaint remain pending against other defendants, the Court’s decision is not a “final judgment” for purposes of appeal. Under Federal Rule of Appellate Procedure 4(a), plaintiffs will have 30 days after entry of final judgment to appeal the Court’s decision.

On April 18, 2012, BP and the Plaintiffs’ Steering Committee (“PSC”) for MDL 2179 filed motions for preliminary approval of two proposed class action settlements: (1) a proposed Medical Benefits Class Action Settlement; and (2) a proposed Economic and Property Damages Class Action Settlement. Pursuant to the proposed settlements, class members agree to release claims against BP and other released parties, including Nalco Energy Services, LP, Nalco Holding Company, Nalco Finance Holdings LLC, Nalco Finance Holdings Inc., Nalco Holdings LLC and Nalco Company. Potential class members were permitted to opt-out of the settlements. The opt-out period closed November 1, 2012. The court permitted potential class members to revoke their opt-outs until the date final settlement approval was entered.

On May 2, 2012, the Court preliminarily approved the Medical Benefits Class Action Settlement and Economic and Property Damages Class Action Settlement. A hearing to consider the fairness, reasonableness and adequacy of the proposed settlements took place on November 8, 2012. On December 24, 2012, the Court granted final approval of the Economic and Property Damages Class Action Settlement. On January 11, 2013, the Court granted final approval of the Medical Benefits Class Action Settlement.

Nalco Company, the incident defendants and the other responder defendants have been named as third party defendants by Transocean Deepwater Drilling, Inc. and its affiliates (the “Transocean Entities”) (In re the Complaint and Petition of Triton Asset Leasing GmbH, et al, MDL No. 2179, Civil Action 10-2771). In April and May 2011, the Transocean Entities, Cameron International Corporation, Halliburton Energy Services, Inc., M-I L.L.C., Weatherford U.S., L.P. and Weatherford International, Inc. (collectively, the “Cross Claimants”) filed cross claims in MDL 2179 against Nalco Company and other unaffiliated cross defendants. The Cross Claimants generally allege, among other things, that if they are found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, they are entitled to indemnity or contribution from the cross defendants.

In April and June 2011, in support of its defense of the claims against it, Nalco Company filed counterclaims against the Cross Claimants. In its counterclaims, Nalco Company generally alleges that if it is found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, it is entitled to contribution or indemnity from the Cross Claimants.

Other Related Actions

In March 2011, Nalco Company was named, along with other unaffiliated defendants, in an amended complaint filed by an individual in the Circuit Court of Harrison County, Mississippi, Second Judicial District (Franks v. Sea Tow of South Miss, Inc., et al., Cause No. A2402-10-228 (Circuit Court of Harrison County, Mississippi)). The amended complaint generally asserts, among other things, negligence and strict product liability claims relating to the plaintiff’s alleged exposure to chemical dispersants manufactured by Nalco Company. The plaintiff seeks unspecified compensatory damages, medical expenses, and attorneys’ fees and costs.

In August 2012, Jambon Supplier, L.L.C. and Jambon Marine Holdings, L.L.C. (“Third-Party Plaintiffs”), petitioners-in-limitation in re of Jambon Supplier II, L.L.C., et al., Civil Action No. 12-426 (E.D. La.), filed a third-party complaint against Nalco and other, unaffiliated defendants (collectively, “Third-Party Defendants”). The third-party complaint generally alleges, among other things, that one of Third-Party Plaintiffs’ employees filed a claim against them in the underlying limitation action. In his claim, he alleged that he was exposed to oil and dispersants while working as a crew member aboard Third-Party Plaintiffs’ vessel during the Deepwater Horizon oil spill response. The third-party complaint asserts that if the employee suffered injuries as alleged, the Third-Party Defendants are strictly liable.

The company believes the claims asserted against Nalco Company are without merit and intends to defend these lawsuits vigorously. The company also believes that it has rights to contribution and/ or indemnification (including legal expenses) from third parties. However, the company cannot predict the outcome of these lawsuits, the involvement it might have in these matters in the future, or the potential for future litigation.